Quarterly Report
August 31, 2019
MFS®  Moderate Allocation Fund

Portfolio of Investments
8/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 40.2%
MFS Emerging Markets Debt Fund - Class R6	11,412,562	$168,107,033
MFS Emerging Markets Debt Local Currency Fund - Class R6	16,341,610	110,305,870
MFS Global Bond Fund - Class R6	30,458,231	280,520,304
MFS Government Securities Fund - Class R6	55,452,222	561,176,486
MFS High Income Fund - Class R6	82,364,385	280,862,552
MFS Inflation-Adjusted Bond Fund - Class R6	36,904,285	394,137,764
MFS Total Return Bond Fund - Class R6	40,517,226	451,361,901
		$2,246,471,910
International Stock Funds – 12.8%
MFS International Growth Fund - Class R6	4,879,755	$166,594,824
MFS International Intrinsic Value Fund - Class R6	3,841,418	166,986,442
MFS International New Discovery Fund - Class R6	1,650,706	54,786,927
MFS Research International Fund - Class R6	18,576,844	330,667,822
		$719,036,015
Specialty Funds – 5.9%
MFS Commodity Strategy Fund - Class R6	30,651,796	$158,776,306
MFS Global Real Estate Fund - Class R6	9,534,752	169,718,582
		$328,494,888
U.S. Stock Funds – 41.1%
MFS Growth Fund - Class R6	3,753,368	$452,618,643
MFS Mid Cap Growth Fund - Class R6	18,269,359	395,166,241
MFS Mid Cap Value Fund - Class R6	16,528,426	386,434,589
MFS New Discovery Fund - Class R6	2,639,373	83,509,771
MFS New Discovery Value Fund - Class R6	5,452,783	82,555,142
MFS Research Fund - Class R6	10,204,842	449,931,502
MFS Value Fund - Class R6	10,812,289	446,763,760
		$2,296,979,648
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 2.17% (v)	2,404,623	$2,404,864
Total Investment Companies		$5,593,387,325

Other Assets, Less Liabilities – 0.0%		283,842
Net Assets – 100.0%		$5,593,671,167
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $5,593,387,325.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,593,387,325	$—	$—	$5,593,387,325
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Commodity Strategy Fund	$154,088,353	$4,413,436	$—	$—	$274,517	$158,776,306
MFS Emerging Markets Debt Fund	163,273,168	2,106,658	2,068,133	(16,046)	4,811,386	168,107,033
MFS Emerging Markets Debt Local Currency Fund	106,124,816	1,802,480	1,037,607	(176,644)	3,592,825	110,305,870
MFS Global Bond Fund	270,899,820	2,744,182	3,859,965	(454,822)	11,191,089	280,520,304
MFS Global Real Estate Fund	164,393,483	185,938	3,479,635	478,670	8,140,126	169,718,582
MFS Government Securities Fund	541,667,330	8,131,742	4,181,069	(132,846)	15,691,329	561,176,486
MFS Growth Fund	434,157,611	1,885,491	20,383,023	11,938,445	25,020,119	452,618,643
MFS High Income Fund	271,388,203	4,609,865	1,663,355	(98,301)	6,626,140	280,862,552
MFS Inflation-Adjusted Bond Fund	382,147,360	4,430,562	4,700,036	(7,927)	12,267,805	394,137,764
MFS Institutional Money Market Portfolio	1,744,726	27,523,452	26,862,888	(427)	1	2,404,864
MFS International Growth Fund	161,243,895	214,156	1,428,858	369,010	6,196,621	166,594,824
MFS International Intrinsic Value Fund	162,750,224	227,562	740,445	251,613	4,497,488	166,986,442
MFS International New Discovery Fund	53,801,749	296,644	749	7	689,276	54,786,927
MFS Mid Cap Growth Fund	384,959,391	—	20,677,524	11,673,161	19,211,213	395,166,241
MFS Mid Cap Value Fund	369,807,629	743,786	1,739,021	205,752	17,416,443	386,434,589
MFS New Discovery Fund	80,515,743	53,038	3,005,940	625,900	5,321,030	83,509,771
MFS New Discovery Value Fund	77,930,749	1,769,333	105,618	1,904	2,958,774	82,555,142
MFS Research Fund	430,136,229	90,124	13,321,138	1,848,550	31,177,737	449,931,502
MFS Research International Fund	322,451,325	427,268	2,360,974	302,364	9,847,839	330,667,822
MFS Total Return Bond Fund	437,415,509	5,391,977	7,782,118	34,514	16,302,019	451,361,901
MFS Value Fund	427,540,047	3,932,801	8,664,798	1,857,124	22,098,586	446,763,760
	$5,398,437,360	$70,980,495	$128,062,894	$28,700,001	$223,332,363	$5,593,387,325
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	2,012,139	—
MFS Emerging Markets Debt Local Currency Fund	1,409,190	—
MFS Global Bond Fund	1,422,095	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	3,385,588	—
MFS Growth Fund	—	1,885,028
MFS High Income Fund	3,566,591	—
MFS Inflation-Adjusted Bond Fund	1,893,237	—
MFS Institutional Money Market Portfolio	16,418	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS New Discovery Fund	$—	$—
MFS New Discovery Value Fund	189,613	998,261
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	3,633,539	—
MFS Value Fund	3,808,094	—
	$21,336,504	$2,883,289
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